Expense Example, No Redemption	Dec. 29, 2025 USD ($)
Eldridge AAA CLO ETF | Eldridge AAA CLO ETF Class
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 20
Expense Example, No Redemption, 3 Years	64
Expense Example, No Redemption, 5 Years	113
Expense Example, No Redemption, 10 Years	255
Eldridge BBB-B CLO ETF | Eldridge BBB-B CLO ETF Class
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	51
Expense Example, No Redemption, 3 Years	160
Expense Example, No Redemption, 5 Years	280
Expense Example, No Redemption, 10 Years	$ 628